Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Expense By Nature [Line Items]
Cost of components	$ 16,703	$ 21,957	[1]	$ 24,725	[1],[2]
Wages and benefits	28,684	31,796		29,915
Share-based payment expenses	1,797	1,812		1,638
Foreign exchange gains and losses related to hedges of euro	(71)	(366)	[1]	1,401	[1],[2]
Wages and salaries	19,953	22,501		21,535
Social security costs and other payroll taxes	6,748	7,286		6,584
Other benefits	161	125		58
Pension costs	25	72		100
Expense for defined contributions plans	1,254	1,369		1,230
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	14,039	19,058		22,137
Depreciation and impairment	959	1,088		1,037
Amortization of intangible assets	159	158		157
Wages and benefits	1,780	2,368		2,233
Share-based payment expenses	10	8		7
Assembly services, royalties and other	1,538	1,682		1,551
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	3,167	1,972		1,723
Amortization of intangible assets	4,120	2,945		2,658
Wages and benefits	25,052	27,616		26,044
Share-based payment expenses	1,787	1,804		1,631
Foreign exchange gains and losses related to hedges of euro	71	(27)		99
Other, net	$ 6,140	$ 13,095		$ 8,511

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.